Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)
This caption is comprised of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,348,347	1,248,183	1,202,017
Taxes and contributions	83,252	83,454	77,202
Rental expenses (c) and Note 8(e)	5,229	5,317	9,643
Total	1,436,828	1,336,954	1,288,862